Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue [Abstract]
Revenue by Geographic Location
The Technip Energies Group disaggregates revenue by geographic location as follows:

(In millions of €)	December 31, 2021	December 31, 2020	December 31, 2019
Europe & Russian Federation	3,592.5	2,754.7	2,603.9
Africa & Middle East	1,394.0	1,172.6	1,445.1
Asia Pacific	867.9	960.2	1,023.1
Americas	579.3	861.0	696.6
TOTAL REVENUE	6,433.7	5,748.5	5,768.7

Contract Balances
The following table provides information about net contract assets (liabilities) as of December 31, 2021 and 2020:
(In millions of €)	December 31, 2021	December 31, 2020	Change	% change
Contract assets	331.8	271.8	60.0	22%
Contract (liabilities)	(3,206.5)	(3,025.4)	(181.1)	6%
NET LIABILITIES	(2,874.7)	(2,753.6)	(121.1)	4%

Backlogs
The following table details the backlog as of December 31, 2021:

(In millions)	December 31, 2022	December 31, 2023	December 31, 2024+
Total remaining unsatisfied performance obligations	6,225.5	4,199.4	5,492.0

The following table details the backlog as of December 31, 2020:

(In millions)	December 31, 2021	December 31, 2022	December 31, 2023+
Total remaining unsatisfied performance obligations	5,718.4	3,326.7	2,445.7